PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED FEBRUARY 5, 2010

TO THE PROSPECTUS DATED MAY 1, 2009 AS SUPPLEMENTED JANUARY 4, 2010

This Supplement updates information contained in the Prospectus for Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated May 1, 2009 as supplemented January 4, 2010.  Please keep this Supplement together with your Prospectus for future reference.

The following updates information appearing under the heading “INVESTMENT MANAGER” on pages 36-37 of the prospectus:

Samuel C. Coquillard. Mr. Coquillard is the portfolio manager of the Growth Fund and a portfolio manager of the Multi-Cap Value Fund.  He also serves as a portfolio manager with respect to the equity securities portion of the Balanced Fund.  Mr. Coquillard and Mr. Charles Suh are jointly and primarily responsible and share equal responsibility for the equity securities portion of the Balanced Fund.

Mr. Coquillard is an Executive Vice President of PGIMC. He has been associated with this firm since 2006. From 2003 to 2006, Mr. Coquillard was a Senior Vice President of Chelsea Management Company, an investment advisory firm. From 2000 to 2003, Mr. Coquillard was a First Vice President of Merrill Lynch.

Jingjing Yan, CFA.  Ms. Yan is the portfolio manager of the Government Securities Fund.  She is also a portfolio manager of the Income and Equity Fund.  Ms. Yan and Mr. Charles Suh are jointly and primarily responsible and share equal responsibility for the day-to-day management of the Income and Equity Fund.  She also serves as a portfolio manager with respect to the fixed income portion of the Balanced Fund.

Ms. Yan is Assistant Treasurer of the Company and serves as Treasurer of PGIMC, PGFD, and PGIS.  She has been associated with these firms since 2001.

Charles Suh, CFA.  Mr. Suh is a portfolio manager of the Income and Equity Fund.  Mr. Suh and Ms. Jingjing Yan are jointly and primarily responsible and share equal responsibility for the day-to-day management of the Income and Equity Fund.  He also serves as a portfolio manager with respect to the equity securities portion of the Balanced Fund.  Mr. Suh and Mr. Samuel Coquillard are jointly and primarily responsible and share equal responsibility for the equity securities portion of the Balanced Fund.

Mr. Suh is an Equity Research Analyst of PGIMC.  He has been associated with this firm since 2007.  From 2005 to 2007, Mr. Suh was an Associate Analyst of Key Banc Capital Markets.  From 2001 to 2004, Mr. Suh was an Investment Specialist of Lord Abbett & Company.

Information pertaining to Thomas H. Hanson under the heading “INVESTMENT MANAGER” on pages 36-37 of the prospectus is deleted in its entirety.

PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED FEBRUARY 5, 2010

TO STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2009 AS SUPPLEMENTED JANUARY 4, 2010

This Supplement updates information contained in the Statement of Additional Information for Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated May 1, 2009 as supplemented January 4, 2010.  Please keep this Supplement together with your Prospectus and Statement of Additional Information for future reference.

Page 16 - The following replaces in its entirety the information appearing under the heading “INVESTMENT MANAGER — Pacific Global Investment Management Company”:

Pacific Global Investment Management Company. The directors and principal executive officers of the Manager are: George A. Henning, Chairman, President and Director; Samuel C. Coquillard, Executive Vice President; Barbara A. Kelley, Executive Vice President, Chief Compliance Officer and Director; Catherine L. Henning, Secretary; Jingjing Yan, Treasurer; Manabi Hirasaki, and Herbert Nishida (Directors); and Victoria Breen, Assistant Secretary and Director.  George Henning is the principal stockholder of the Manager.  The Distributor, Pacific Global Fund Distributors, Inc. (“PGFD”) and the Transfer Agent, Pacific Global Investor Services, Inc. (“PGIS”), are fully-owned subsidiaries of the Manager and George A. Henning is Chairman of the Distributor and the Transfer Agent.  Barbara A. Kelley is Vice President of the Distributor and President of the Transfer Agent.  Catherine L. Henning is President, Secretary and Chief Compliance Officer of the Distributor and Vice President and Secretary of the Transfer Agent.  Jingjing Yan is Treasurer of the Distributor and the Transfer Agent.  Manabi Hirasaki beneficially owns more than 5% of the outstanding shares of the Manager.

Information pertaining to Thomas H. Hanson appearing under the headings “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED”, “PORTFOLIO MANAGERS — COMPENSATION”, “PORTFOLIO MANAGERS — OWNERSHIP OF SECURITIES” on pages 18 and 19, and “MANAGEMENT OF THE COMPANY AND ITS FUNDS — DIRECTORS AND OFFICERS” on page 23 is deleted effective February 1, 2010.